Stock Based Compensation - Schedule of Estimated the Fair Value of the Stock Options (Details) - $ / shares	Oct. 31, 2024	May 27, 2022
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Exercise price (in Dollars per share)	$ 0.815	$ 0.001
Estimated stock price (in Dollars per share)	$ 0.815	$ 0.11
Expected volatility		120.00%
Expected term (in years)		4 years
Risk-free interest rate		3.00%
Minimum [Member]
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Expected volatility	101.50%
Expected term (in years)	5 years 6 months
Risk-free interest rate	4.16%
Maximum [Member]
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Expected volatility	101.60%
Expected term (in years)	6 years
Risk-free interest rate	4.17%